CONTINGENT LIABILITIES	6 Months Ended
Jun. 30, 2025
Disclosure of contingent liabilities [abstract]
CONTINGENT LIABILITIES
NOTE 5 – CONTINGENT LIABILITIES

In June 2024, Biokine Therapeutics Ltd. (“Biokine”), filed a complaint with the District Court of Jerusalem against the Company. The complaint alleged breach of contract and a purported failure to make certain payments to Biokine under the Company’s in-licensing agreement with Biokine for motixafortide. The lawsuit sought compensatory damages in the amount of approximately $6.5 million and a declaratory judgment in favor of Biokine. The Company filed a statement of defense in November 2024. Subsequent to this filing, in November 2024, the Company and Biokine entered into an agreement to refer the dispute to arbitration, and the claim was withdrawn. During the first quarter of 2025, Biokine filed an updated complaint under the arbitration, increasing the damages to the amount of approximately $7.2 million. The outcome of the arbitration is uncertain at this point. Nevertheless, management of the Company believes the claims in the arbitration are without merit and intends to vigorously defend itself against such action.